THE U.S. TREASURY MONEY MARKET FUND Ticker Symbol: Institutional Class Shares: PTUXX
SUMMARY PROSPECTUS
October 1, 2010
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Before you invest, you may want to review the Fund’s prospectus (“Prospectus”), which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund, including the statement of additional information and most recent reports to shareholders, online at www.performancefunds.com/Forms/Index.aspx. You can also get this information at no cost by calling 1-800-PERFORM or by sending an e-mail request to performancefunds@mysummaryprospectus.com. The Fund’s Prospectus and Statement of Additional Information, both dated October 1, 2010, are incorporated by reference into this Summary Prospectus.
INVESTMENT OBJECTIVE
As high a level of current income as is consistent with liquidity and maximum safety of principal.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Institutional
Class Shares

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
12b-1 Fees	None
Other Expenses	0.20%

Total Annual Fund Operating Expenses	0.50%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes:
•	$10,000 investment

•	5% annual return

•	The Fund’s Total Annual Fund Operating Expenses remain the same

•	Redemption at the end of each period
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year: $51	3 Years: $160	5 Years: $280	10 Years: $628
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests substantially all of its assets (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in short-term U.S. dollar-denominated obligations issued by the U.S. Treasury (“U.S. Treasury Securities”) (“80% Policy”). U.S. Treasury Securities include Bills, Notes, Bonds, and separately traded registered interest and principal securities (“STRIPs”). The Fund will provide notice to shareholders at least 60 days prior to any changes in this 80% Policy.
In managing the Fund, the portfolio manager focuses on generating a high-level of income. The portfolio manager generally evaluates investments based on interest rate sensitivity, selecting those securities whose maturities fit the Fund’s interest rate sensitivity target and which the manager believes to be the best relative values. Generally, the portfolio manager buys and holds securities until their maturity.
The Fund maintains an average dollar-weighted portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less, and limits the maturity of each security in its portfolio to 397 days or less.
More information about permissible investments can be found under “Investment Policies” in the Statement of Additional Information.

performancefunds.com	1	1-800-PERFORM

THE U.S. TREASURY MONEY MARKET FUND Ticker Symbol: Institutional Class Shares: PTUXX	SUMMARY PROSPECTUS October 1, 2010
PRINCIPAL INVESTMENT RISKS
Although the U.S. Treasury Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Investing in the Fund involves risks common to any investment in securities. By itself, the Fund does not constitute a balanced investment program.
An investment in the Fund is not a bank deposit of Trustmark National Bank or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
There can be no assurance that the investment objective of the Fund will be achieved.
Selection Risk The particular securities that are selected for the Fund may underperform the market or other funds with similar objectives.
Interest Rate Risk Generally, as interest rates rise, the value of the Fund’s bond investments, and of its shares, will decline.
Income Risk Income risk is the possibility that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt instruments.
More information about risks can be found under “Additional Information — More Information About Fund Investments and Risks” in the Prospectus.
PERFORMANCE BAR CHART AND TABLE
The bar chart and table provide an indication of the risks of an investment in the U.S. Treasury Money Market Fund by showing changes in the Fund’s performance from year to year, and for the one year and since inception periods. Past performance does not indicate how the Fund will perform in the future. Effective May 28, 2010, Rule 2a-7 under the Investment Company Act of 1940 (“1940 Act”) was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.
Year-by-Year Total Returns as of 12/31 for Institutional Class Shares

Best quarter:	Q1 2008	0.55%

Worst quarter:	Q2 2009	0.00%
For the period January 1, 2010 through June 30, 2010, the aggregate (non-annualized) total return of the Fund’s Institutional Class Shares was 0.01%.

			Since Inception
Average Annual Total Returns (as of December 31, 2009)		1 Year	(September 18, 2007)
Institutional Shares	Return Before Taxes[1]	0.04%	0.98%

[1]	As of December 31, 2009 the 7-day current yield of the Fund’s Institutional Class shares was 0.34%. For current yield information on the Fund, call 1-800-PERFORM. The U.S. Treasury Money Market Fund’s yield appears in The Wall Street Journal each Thursday.
Updated Performance Information. To obtain updated performance information, please visit the Fund’s website at www.performancefunds.com or call (800) 737-3676.

performancefunds.com	2	1-800-PERFORM

THE U.S. TREASURY MONEY MARKET FUND Ticker Symbol: Institutional Class Shares: PTUXX	SUMMARY PROSPECTUS October 1, 2010
INVESTMENT ADVISER
Trustmark is the Fund’s investment adviser.
PORTFOLIO MANAGER
Kelly Collins has been the portfolio manager of the Fund since 2007. He is also a Vice President of Trustmark.
PURCHASING AND SELLING YOUR SHARES
Purchase of shares of the Fund may be made through the Fund or through intermediaries such as banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information. The minimum initial investment amount is $1,000,000. There is no subsequent minimum amount.
Purchases of Institutional Class shares may only be made by one of the following types of “Institutional Investors”: (1) trusts, or investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents pursuant to a written agreement, (2) any persons purchasing shares with the proceeds of a distribution from a trust, investment management and other fiduciary accounts managed or administered by Trustmark or its affiliates or correspondents, pursuant to a written agreement, and (3) other persons or organizations authorized by the Distributor.
For more information, please ask your financial intermediary or see “Purchasing and Selling Your Shares” in the Prospectus.
TAX INFORMATION
The Fund intends to make distributions each year. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENT TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES:
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

performancefunds.com	3	1-800-PERFORM